RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
		Apr. 30, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)	Nov. 30, 2008 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Sales to related parties	[1]				¥ 2,160	¥ 2,644		¥ 2,490
Amounts due from related parties						3,366	[2]		$ 755	¥ 4,893	[2]
Lease of property from a related party	[3]				¥ 5,175	1,082		1,082
Percentage of purchases from major suppliers					For the periods presented, none of the Group’s suppliers accounted for 10% or more of the Group’s purchases of merchandise.
Monthly Payment [Member]
Related Party Transaction [Line Items]
Lease of property from a related party		¥ 220	¥ 221	¥ 90
Neptunes Group and its Affiliates [Member]
Related Party Transaction [Line Items]
Related party transaction, terms and manner of settlement					15 to 90 days
Sales to related parties					¥ 2,160	2,644		¥ 2,490
Amounts due from related parties						3,366				4,893
Related party lease agreement expiration date		2020-04	2019-11	2015-06
Neptunes Group and its Affiliates [Member] | Trade Accounts Receivable [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties current	[1]					2,979				4,330
Neptunes Group and its Affiliates [Member] | VAT for the above sales of merchandise [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties current						¥ 387				¥ 563

[1]	In the normal course of business, the Group sold merchandise to the following related parties as follows:
[2]	The amounts due from related parties represent the following:
[3]	The Group rented some properties from Neptunus Group under 3 operating lease arrangements that were entered in November 2008, January 2015 and April 2015, with monthly rental charge at RMB90, RMB221 and RMB220, respectively and the lease agreement has expired or will expire in June 2015, November 2019 and April 2020, respectively.